Convertible debt	3 Months Ended
Nov. 30, 2021
Convertible Debt
Convertible debt

15.          Convertible debt

The continuity of convertible debt for the three months ended November 30, 2021, and 2020, is as follows:

	2019 Series	2020 Series	Total
	$	$	$

Balance, August 31, 2020	2,121,869	8,671,590	10,793,459
Issuances	-	4,282,477	4,282,477
Conversion - common shares issued	(164,343)	-	(164,343)
Conversion - warrants issued	(140,880)	-	(140,880)
Interest expense	19,001	137,775	156,776
Accrued interest on conversion	(14,792)	-	(14,792)
Effect of foreign exchange	17,152	-	17,152
Change in fair value	370,969	952,776	1,323,745
Balance, November 30, 2020	2,208,976	14,044,618	16,253,594

	2019 Series	2020 Series	EB CD	Total
	$	$	$	$

Balance, August 31, 2021	914,428	2,097,127	6,939,941	9,951,496
Interest expense	6,622	49,863	125,000	181,485
Accrued interest on conversion / interest payments	-	-	(250,000)	(250,000)
Effect of foreign exchange	(14,245)	-	-	(14,245)
Change in fair value	(292,982)	(203,308)	(1,186,882)	(1,683,172)
Balance, November 30, 2021	613,823	1,943,682	5,628,059	8,185,564

	2019 Series	2020 Series	EB CD	Total
	$	$	$	$
As of November 30, 2021:
Less than one year	613,823	1,943,682	-	2,557,505
Greater than one year	-	-	5,628,059	5,628,059
Total convertible debt obligation	613,823	1,943,682	5,628,059	8,185,564

(a)	2019 Series

As of November 30, 2021, the fair value of the 2019 Series convertible debentures was estimated using the binomial lattice model with the below assumptions:

2019 Series	November 30, 2021 (CA$)	August 31, 2021 (CA$)

Share price	4.93	8.42
Conversion price	7.50	7.50
Warrant exercise price	7.50	7.50

Term, in years	.60 - .69	.85 - .94
Interest rate	6%	6%
Expected volatility	85.00%	90.00%
Risk-free interest rate	0.43% - 0.50%	0.25% - 0.26%
Exchange rate	0.7817	0.7947
Expected dividend yield	0%	0%

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2021 and 2020

(Unaudited)

(Expressed in United States Dollars)

(b)	2020 Series

The 2020 Series debentures will mature twenty-four (24) months from the date of issuance and bear interest at a rate of 5% per annum (subject to adjustment as described below), payable on maturity. At the Company’s option, interest under the 2020 Series debentures is payable in kind in common shares at an issue price which would be based on the trading price of the common shares at the time of such interest payment. The interest rate under the 2020 Series debentures will increase from 5% to 10% per annum on a prospective basis on December 19, 2020, if a public offering has not occurred by that date.

The 2020 Series debenture holders may convert all or a portion of the principal amount of the debentures into units (“Units”) of the Company at a price (the “Conversion Price”) equal to the lesser of (a) $11.25 per Unit, and (b) if such conversion occurs after a public offering of securities by the Company (the “Public Offering”), a fifteen percent (15%) discount to the public offering price, provided that such conversion price shall not be less than $7.50 per Unit.

Notwithstanding the foregoing, if by December 19, 2020, the Company has not obtained registration rights in the United States to allow sale in the United States of the common shares (“Common Shares”) of the Company and the exercise of warrants (the “Warrants”) of the Company to be issued pursuant to the conversion of the 2020 Series debentures, holders of 2020 Series debentures may convert such debentures into Units at $7.50 per Unit.

Each Unit is comprised of one common share and one-half of one Warrant, with each Warrant exercisable into one common share of the Company at an exercise price of $15.00 per share for a period of three years from the issuance of the 2020 Series debentures. Under certain circumstances, the Company shall be entitled to call for the exercise of any outstanding Warrants in the event that the closing trading price of the Company common shares on the NASDAQ is above $30.00 per share for fifteen (15) consecutive trading days.

In the event that the Company’s common shares are listed for trading on the NASDAQ Capital Market and the Company completes a Public Offering for an aggregate amount of at least US$30,000,000, the Company may cause the 2020 Series debentures to be converted at the Conversion Price by the Company delivering a notice to the holder not less than a minimum of 30 days and a maximum 60 days prior to the forced conversion date.

(c)	2020 Series - One Up

These convertible debentures (the “2020 Series One Up” debentures) have identical terms as the 2020 Series debentures except that the minimum conversion price of $7.50 per Unit (as described above) will be US$9.50 per Unit. The 2020 Series One Up convertible debentures had a fair value at issuance of $3,078,550.

(d)	2020 Series – Standby

In September 2020, the Company entered into an $8,000,000 stand-by convertible debenture facility (the “2020 Series Standby” debentures). The 2020 Series Standby Debenture has substantially similar terms as the 2020 Series debentures, except the following: (i) the references to a minimum $7.50 conversion price (as described above) have been changed to $8.90; and (ii) the 2020 Series Standby debentures are only convertible into common shares of the Company, not units. In November 2020, the Company issued 224,719 warrants in connection with this first draw of $2,000,000 of the Standby Debentures, with each warrant exercisable into one common share the Company at an exercise price of $15.00 per share for a period of two years, subject to the same acceleration clause as the warrants underlying the 2020 Series debentures.

The proceeds of $2,000,000 from the first draw were allocated between convertible debt and warrant liability with $1,381,084 allocated to convertible debt and $618,916 allocated to the 224,719 warrants issued.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2021 and 2020

(Unaudited)

(Expressed in United States Dollars)

The remaining $6,000,000 of convertible debentures that are issuable under this facility have substantially similar terms as the 2020 Series debentures, including conversion into units consisting of one share and one-half warrant, provided that the conversion price of any additional convertible debentures will be based on the market price of the common shares at the time of such subscriptions and are subject to TSX-V approval.

As of November 30, 2021, the fair value of the 2020 Series convertible debentures was estimated using the binomial lattice model with the below assumptions:

2020 Series	November 30, 2021 (US$)	August 31, 2021 (US$)

Share price	3.85	6.66
Conversion price	8.90	8.90
Warrant exercise price	-	-

Term, in years	1.26	1.26
Interest rate	10%	10%
Expected volatility	85.00%	90.00%
Risk-free interest rate	0.23%	0.10%
Expected dividend yield	0%	0%

(e)	EB CD

On February 24, 2021, the Company extinguished the Amended EB Loan and issued the Lender a secured convertible debenture in the principal amount of $5 million (the “EB CD”). The EB CD is convertible into units of the Company at a conversion price of $10.25 per unit, with each unit comprised of one common share and one-half of a warrant, with each whole warrant exercisable into a common share at an exercise price of $15.00 per share for a period of three years from the issuance of the EB CD. The EB CD has a term of three years. The convertible debenture is secured by the Company’s real and personal property, fixtures, leasehold improvements, trade fixtures, equipment, and other personal property as well as all general intangibles relating to or arising from the personal property.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2021 and 2020

(Unaudited)

(Expressed in United States Dollars)

As of November 30, 2021, the fair value of the EB CD convertible debenture was estimated using the binomial lattice model with the below assumptions:

EB CD	November 30, 2021 (US$)	August 31, 2021 (US$)

Share price	3.85	6.66
Conversion price	10.25	10.25
Warrant exercise price	15.00	15.00

Term, in years	2.24	1.26
Interest rate	10%	10%
Expected volatility	85.00%	90.00%
Risk-free interest rate	0.59%	0.30%
Expected dividend yield	0%	0%

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2021 and 2020

(Unaudited)

(Expressed in United States Dollars)

(f)	Fair value

The following table gives information about how the fair values of these financial liabilities are determined (in particular, the valuation technique and key inputs used).

Financial assets / financial liabilities	Valuation technique	Key Inputs	Relationship and sensitivity of unobservable inputs to fair value to fair value
Convertible debt	The fair value of the convertible debentures as of November 30, 2021 has been calculated using a binomial lattice methodology.	Key observable inputs	The estimated fair value would increase (decrease) if:
		Share price CAD $4.93 (USD $3.85)	The share price was higher (lower)
		Risk-free interest rate (0.23% to 0.59%)	The risk-free interest rate was higher (lower)
		Dividend yield (0%)	The dividend yield was lower (higher)
Key unobservable inputs
		Credit spread (7.69% to 9.88%)	The credit spread was lower (higher)
		Discount for lack of marketability (0%)	The discount for lack of marketability was lower (higher)
Convertible debt	The fair value of the convertible debentures as of August 31, 2021 has been calculated using a binomial lattice methodology.	Key observable inputs	The estimated fair value would increase (decrease) if:
		Share price CAD$8.42 (USD $6.66)	The share price was higher (lower)
		Risk-free interest rate (0.10% to 0.30%)	The risk-free interest rate was higher (lower)
		Dividend yield (0%)	The dividend yield was lower (higher)
Key unobservable inputs
		Credit spread (1.14% to 8.45%)	The credit spread was lower (higher)
		Discount for lack of marketability (0%)	The discount for lack of marketability was lower (higher)

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2021 and 2020

(Unaudited)

(Expressed in United States Dollars)